Condensed Consolidated Balance Sheets - 10Q - USD ($) $ in Thousands	Oct. 15, 2023	Jul. 23, 2023	Apr. 30, 2023	Oct. 09, 2022	Jul. 17, 2022	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Current Assets:
Cash and cash equivalents	$ 7,991		$ 8,436			$ 8,907
Accounts receivable	1,121		1,310			879
Inventories	830		802			703
Prepaid expenses and other current assets	662		577			327
Total current assets	10,604		11,125			10,816
Property and equipment, net	69,734		62,842			50,380
Operating lease right-of-use assets	49,185		55,604			53,276
Other long-term assets	11,780		1,356			0
Total assets	141,303		130,927			114,472
Current Liabilities:
Current portion of long-term notes payable	2,243		1,044			10,126
Accrued occupancy costs	5,556		14,940			15,244
Other accrued liabilities	10,227		8,613			7,519
Current portion of operating lease liabilities	10,824		10,727			8,898
Total current liabilities	61,035		61,978			67,127
Long-term notes payable	41,959		36,211			13,820
Long-term accrued occupancy costs	699		2,020			5,311
Operating lease liabilities	89,888		91,398			85,552
Other long-term liabilities	1,038		850			0
Total liabilities	194,619		192,457			171,810
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock (Note 7)	75,262	$ 73,488	53,468	$ 53,468	$ 53,468	52,218	$ 44,718	$ 42,018
Stockholders' deficit:
Common stock	62		62			62
Additional paid-in capital	482		3,733			1,650
Accumulated deficit	(129,122)		(118,793)			(111,268)
Total stockholders' deficit	(128,578)	$ (119,460)	(114,998)	$ (107,785)	$ (104,463)	(109,556)	$ (99,975)	$ (70,422)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit	141,303		130,927			114,472
Nonrelated Party
Current Liabilities:
Accounts payable	24,027		19,305			16,932
Related Party
Current Liabilities:
Accounts payable	$ 8,158		$ 7,349			$ 7,258